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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Select Funds,

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (122.03%)
Consumer Discretionary (30.37%)
	Broadcasting (3.27%)
950,000	Discovery Communications, Inc., Cl A1	$23,332,159	$41,372,500

	Casinos & Gaming (2.51%)
1,075,000	Penn National Gaming, Inc.[1]	32,239,123	31,830,750

	Education Services (6.06%)
850,000	DeVry, Inc.	36,283,282	41,828,500
200,000	Strayer Education, Inc.	22,931,492	34,900,000

		59,214,774	76,728,500

	Hotels, Resorts & Cruise Lines (9.78%)
450,000	Carnival Corp.[2]	17,814,673	17,194,500
2,500,000	Hyatt Hotels Corp., Cl A1	66,878,142	93,475,000
250,000	Starwood Hotels & Resorts Worldwide, Inc.	13,293,057	13,137,500

		97,985,872	123,807,000

	Leisure Facilities (3.21%)
1,081,800	Vail Resorts, Inc.[1]	34,304,772	40,589,136

	Specialty Stores (5.54%)
2,500,000	Dick’s Sporting Goods, Inc.[1]	41,657,536	70,100,000

Total Consumer Discretionary		288,734,236	384,427,886

Energy (6.42%)
	Oil & Gas Drilling (2.24%)
700,000	Helmerich & Payne, Inc.	16,484,771	28,322,000

	Oil & Gas Exploration & Production (4.18%)
800,000	Concho Resources, Inc.[1]	32,901,984	52,936,000

Total Energy		49,386,755	81,258,000

Financials (26.22%)

	Asset Management & Custody Banks (3.04%)
1,325,000	Eaton Vance Corp.	39,276,159	38,478,000

	Investment Banking & Brokerage (6.09%)
5,550,000	Charles Schwab Corp.	62,652,498	77,145,000

	Reinsurance (9.27%)
1,400,000	Arch Capital Group, Ltd.[1,2]	74,189,870	117,320,000

	Specialized Finance (7.82%)
1,700,000	Interactive Brokers Group, Inc., Cl A1	26,092,491	29,257,000
2,100,000	MSCI, Inc., Cl A1	57,146,327	69,741,000

		83,238,818	98,998,000

Total Financials		259,357,345	331,941,000

Health Care (13.10%)
	Health Care Equipment (8.63%)
1,100,000	Edwards Lifesciences Corp.[1]	25,762,328	73,755,000
575,000	IDEXX Laboratories, Inc.[1]	37,040,840	35,489,000

		62,803,168	109,244,000

	Health Care Facilities (4.47%)
1,825,000	Community Health Systems, Inc.[1]	50,714,897	56,520,250

Total Health Care		113,518,065	165,764,250

Industrials (23.36%)
	Air Freight & Logistics (5.88%)
800,000	C. H. Robinson Worldwide, Inc.	20,066,739	55,936,000
400,000	Expeditors International of Washington, Inc.	10,195,163	18,492,000

		30,261,902	74,428,000

	Diversified Support Services (3.16%)
1,925,000	Ritchie Bros. Auctioneers, Inc.[2]	47,798,989	39,982,250

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (6.02%)
500,000	CoStar Group, Inc.[1]	$19,068,649	$24,355,000
1,850,000	Verisk Analytics, Inc., Cl A1	51,366,473	51,818,500

		70,435,122	76,173,500

	Trading Companies & Distributors (8.30%)
1,975,000	Fastenal Co.	71,351,011	105,050,250

Total Industrials		219,847,024	295,634,000

Information Technology (10.74%)
	Application Software (8.97%)
1,400,000	FactSet Research Systems, Inc.	80,328,167	113,582,000

	Data Processing & Outsourced Services (1.26%)
900,000	Western Union Co.	15,582,921	15,903,000

	Home Entertainment Software (0.51%)
600,000	Activision Blizzard, Inc.	6,638,244	6,492,000

Total Information Technology		102,549,332	135,977,000

Materials (3.21%)
	Specialty Chemicals (3.21%)
800,000	Ecolab, Inc.	30,964,749	40,592,000

Utilities (8.61%)
	Electric Utilities (8.61%)
1,750,000	ITC Holdings Corp.	60,048,201	108,937,500

Total Common Stocks		1,124,405,707	1,544,531,636

Private Equity Investments (2.73%)
Consumer Discretionary (0.92%)
	Hotels, Resorts & Cruise Lines (0.92%)
3,900,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,4,5	39,000,000	11,700,000

Financials (1.81%)
	Asset Management & Custody Banks (1.81%)
6,014,997	Windy City Investments Holdings LLC[1,3,4,5]	38,319,447	22,856,987

Total Private Equity Investments		77,319,447	34,556,987

Total Investments (124.76%)		$1,201,725,154	1,579,088,623

Liabilities Less Cash and Other Assets (-24.76%)			(313,431,376)

Net Assets			$1,265,657,247

Retail Shares (Equivalent to $17.47 per share based on 63,253,430 shares outstanding)			$1,105,323,942

Institutional Shares (Equivalent to $17.53 per share based on 9,144,679 shares outstanding)			$160,333,305

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2010, the market value of restricted and fair valued securities amounted to $34,556,987 or 2.73% of net assets. None of these securities are deemed liquid. See Note 5.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 or 3 security. See Note 3 regarding Fair Value Measurements.

See Notes to Schedules of Investments.

Baron Retirement Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.45%)
Consumer Discretionary (23.17%)
	Education Services (7.10%)
140,557	Anhanguera Educacional Participacoes SA2	$2,091,343	$2,492,976
35,000	DeVry, Inc.	1,497,572	1,722,350
7,500	Strayer Education, Inc.	1,179,518	1,308,750

		4,768,433	5,524,076

	Hotels, Resorts & Cruise Lines (9.03%)
90,000	Choice Hotels Intl., Inc.	2,969,235	3,281,400
100,000	Hyatt Hotels Corp., Cl A1	2,666,530	3,739,000

		5,635,765	7,020,400

	Internet Retail (3.43%)
60,000	Blue Nile, Inc.[1]	2,432,530	2,669,400

	Specialty Stores (3.61%)
100,000	Dick’s Sporting Goods, Inc.[1]	1,630,006	2,804,000

Total Consumer Discretionary		14,466,734	18,017,876

Consumer Staples (5.28%)
	Household Products (2.92%)
35,000	Church & Dwight Co., Inc.	1,783,899	2,272,900

	Packaged Foods & Meats (2.36%)
200,000	Dole Food Co., Inc.[1]	2,435,039	1,830,000

Total Consumer Staples		4,218,938	4,102,900

Energy (5.75%)
	Oil & Gas Drilling (2.34%)
45,000	Helmerich & Payne, Inc.	1,763,827	1,820,700

	Oil & Gas Exploration & Production (3.41%)
40,000	Concho Resources, Inc.[1]	1,202,056	2,646,800

Total Energy		2,965,883	4,467,500

Financials (16.36%)
	Asset Management & Custody Banks (2.99%)
80,000	Eaton Vance Corp.	1,310,399	2,323,200

	Reinsurance (4.31%)
40,000	Arch Capital Group, Ltd.[1,2]	2,098,534	3,352,000

	Specialized Finance (9.06%)
120,000	Interactive Brokers Group, Inc., Cl A1	1,882,249	2,065,200
150,000	MSCI, Inc., Cl A1	3,990,189	4,981,500

		5,872,438	7,046,700

Total Financials		9,281,371	12,721,900

Health Care (15.73%)
	Health Care Distributors (2.64%)
35,000	Henry Schein, Inc.[1]	1,394,758	2,050,300

	Health Care Equipment (5.21%)
42,000	Edwards Lifesciences Corp.[1]	1,169,127	2,816,100
20,000	IDEXX Laboratories, Inc.[1]	1,211,865	1,234,400

		2,380,992	4,050,500

	Health Care Facilities (2.79%)
70,000	Community Health Systems, Inc.[1]	1,210,356	2,167,900

	Health Care Technology (2.37%)
100,000	Allscripts Healthcare Solutions, Inc.[1]	1,756,017	1,847,000

	Life Sciences Tools & Services (2.72%)
17,000	Mettler-Toledo International, Inc.[1]	797,334	2,115,480

Total Health Care		7,539,457	12,231,180

Industrials (19.75%)
	Air Freight & Logistics (3.60%)
40,000	C. H. Robinson Worldwide, Inc.	1,466,812	2,796,800

	Diversified Support Services (2.54%)
95,000	Ritchie Bros. Auctioneers, Inc.[2]	2,397,753	1,973,150

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Railroads (5.58%)
100,000	Genesee & Wyoming, Inc., Cl A1	$3,101,975	$4,339,000

	Research & Consulting Services (4.61%)
128,050	Verisk Analytics, Inc., Cl A1	3,651,694	3,586,681

	Trading Companies & Distributors (3.42%)
50,000	Fastenal Co.	2,169,716	2,659,500

Total Industrials		12,787,950	15,355,131

Information Technology (8.28%)
	Application Software (8.28%)
30,000	ANSYS, Inc.[1]	658,716	1,267,500
35,000	FactSet Research Systems, Inc.	1,982,041	2,839,550
75,000	Pegasystems, Inc.	2,140,474	2,328,750

Total Information Technology		4,781,231	6,435,800

Materials (2.73%)
	Diversified Metals & Mining (2.73%)
75,000	Molycorp, Inc.[1]	2,031,086	2,121,750

Utilities (2.40%)
	Electric Utilities (2.40%)
30,000	ITC Holdings Corp.	1,552,701	1,867,500

Total Common Stocks		59,625,351	77,321,537

Principal Amount
Short Term Investments (0.25%)
$195,381	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2010, 0.08% due 10/01/2010; Proceeds at maturity – $195,381; (Fully collateralized by U.S. Treasury Note, 3.375% due 11/15/2019; Market value – $207,338)	195,381	195,381

Total Investments (99.70%)		$59,820,732	77,516,918

Cash And Other Assets Less Liabilities (0.30%)			233,617

Net Assets			$77,750,535

Retail Shares (Equivalent to $8.69 per share based on 4,490,879 shares outstanding)			$39,039,394

Institutional Shares (Equivalent to $8.71 per share based on 4,441,903 shares outstanding)			$38,711,141

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.79%)
Australia (1.29%)
115,000	Wotif.com Holdings, Ltd.	$471,688	$542,428

Austria (2.10%)
17,000	bwin Interactive Entertainment AG	928,734	881,703

Brazil (9.05%)
40,000	Anhanguera Educacional Participacoes SA	525,991	709,456
16,000	Companhia Hering SA	310,331	688,416
24,824	Itau Unibanco Holding SA, ADR	333,793	600,244
15,000	Net Servicos de Comunicacao SA, ADR[1]	91,135	195,450
4,000	Redecard SA	41,869	62,057
75,000	Restoque Comercio e Confeccoes de Roupas SA2	108,264	592,642
12,500	TOTVS SA	325,803	959,663

Total Brazil		1,737,186	3,807,928

Canada (2.57%)
70,000	Kirkland Lake Gold, Inc.[1]	508,906	589,853
4,500	Research in Motion, Ltd.[1,2]	201,589	219,105
13,000	Ritchie Bros. Auctioneers, Inc.[2]	262,486	270,010

Total Canada		972,981	1,078,968

China (8.08%)
58,000	China-Biotics, Inc.[1,2,3]	901,321	638,000
13,000	CNinsure, Inc., ADR	322,778	303,810
2,003,800	Kingdee International Software Group Co., Ltd.	238,789	940,066
190,000	Shandong Weigao Group Medical Polymer Co., Ltd.	249,563	538,740
31,100	Sinovac Biotech Ltd.[1,2]	156,410	120,668
20,000	Tencent Holdings, Ltd.	272,772	436,920
151,500	Tingyi Holding Corp.	170,080	418,835

Total China		2,311,713	3,397,039

France (3.97%)
6,020	Edenred[1]	83,136	119,244
34,650	Ingenico SA	653,238	1,012,045
17,000	Meetic SA	496,426	537,666

Total France		1,232,800	1,668,955

Germany (6.80%)
13,000	Gerresheimer AG1	292,730	520,148
26,000	QIAGEN N.V.[1,2]	574,671	461,240
50,000	Symrise AG	705,337	1,389,493
7,530	Wincor Nixdorf AG	358,783	490,937

Total Germany		1,931,521	2,861,818

Hong Kong (2.16%)
525,000	Wynn Macau, Ltd.[1,2]	689,724	909,413

India (1.04%)
15,000	Financial Technologies, Ltd.	418,852	383,988
1,758	SKS Microfinance, Ltd.[1]	37,024	52,073

Total India		455,876	436,061

Ireland (1.98%)
27,000	Ryanair Holdings plc, ADR	691,207	831,870

Japan (11.68%)
22,000	Canon, Inc., ADR	769,004	1,027,840
9,500	Fanuc, Ltd.	808,893	1,209,691
100,000	Kubota Corp.	895,835	915,189
275	Sony Financial Holdings, Inc.	852,299	896,023
2,500	Yahoo! Japan Corp.	815,100	863,680

Total Japan		4,141,131	4,912,423

Korea, Republic Of (3.19%)
2,000	LG Household & Health Care, Ltd.	544,209	738,435
3,500	NHN Corp.[1]	585,056	601,622

Total Korea, Republic Of		1,129,265	1,340,057

Mexico (2.06%)
72,400	Banco Compartamos SA de CV	128,306	461,059
210,000	Genomma Lab Internacional SA1	336,612	403,280

Total Mexico		464,918	864,339

Norway (0.85%)
350,000	Sevan Marine ASA[1]	506,132	358,263

Peru (1.90%)
7,000	Credicorp, Ltd.	400,673	797,300

Spain (1.61%)
30,000	Telvent GIT SA1,2	778,677	678,600

Shares		Cost	Value
Common Stocks (continued)
Switzerland (8.89%)
21,000	Compagnie Financiere Richemont SA	$380,490	$1,011,052
9,500	GAM Holding, Ltd.[1]	55,338	144,049
25,000	Julius Baer Group, Ltd.	658,587	910,039
3,500	Sonova Holding AG	444,375	427,416
1,200	Swatch Group AG-BR	407,743	451,473
16,000	Syngenta AG, ADR	769,642	796,640

Total Switzerland		2,716,175	3,740,669

United Kingdom (12.43%)
450,000	Borders & Southern Petroleum[1,2]	407,229	508,971
90,000	Cairn Energy plc[1]	279,673	641,304
75,000	Experian plc	476,937	816,475
30,000	Intertek Group plc	533,516	862,424
100,000	Micro Focus International plc	613,752	599,298
100,000	PartyGaming plc[1]	420,091	432,783
25,000	Premier Oil plc[1]	466,957	649,567
25,000	Standard Chartered plc	545,972	717,115

Total United Kingdom		3,744,127	5,227,937

United States (12.14%)
12,000	Agilent Technologies, Inc.[1]	181,967	400,440
5,000	Arch Capital Group, Ltd.[1]	293,023	419,000
21,000	China Automotive Systems, Inc.[1,2]	241,256	320,880
8,000	Core Laboratories N.V.	351,996	704,320
6,000	Liberty Global, Inc., Cl A1	89,578	184,860
28,000	Net 1 UEPS Technologies, Inc.[1]	376,737	323,680
35,000	NII Holdings, Inc.[1]	979,207	1,438,500
15,000	Schweitzer-Mauduit International, Inc.	509,629	874,650
10,000	Solera Holdings, Inc.	232,074	441,600

Total United States		3,255,467	5,107,930

Total Common Stocks		28,559,995	39,443,701

Principal Amount
Short Term Investments (6.92%)
$2,304,428	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2010, 0.08% due 10/01/2010; Proceeds at maturity –$2,304,433; (Fully collateralized by U.S. Treasury Note, 3.375% due 11/15/2019; Market value – $2,422,575)	2,304,428	2,304,428
605,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2010, 0.08% due 10/01/2010; Proceeds at maturity – $605,001; (Fully collateralized by U.S. Treasury Note, 3.375% due 11/15/2019; Market value – $638,381)[4]	605,000	605,000

Total Short Term Investments		2,909,428	2,909,428

Total Investments (100.71%)		$31,469,423	42,353,129

Liabilities Less Cash and Other Assets (-0.71%)			(297,989)

Net Assets			$42,055,140

Retail Shares (Equivalent to $15.40 per share based on 788,646 shares outstanding)			$12,142,859

Institutional Shares (Equivalent to $15.45 per share based on 1,935,910 shares outstanding)			$29,912,281

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	The Adviser has classified certain securities into this country. MSCI does not currently provide a classification for these securities.
[3]	All or a portion of this security is on loan. The value of all securities loaned at September 30, 2010 amounted to $605,000, which is 1.44% of net assets.
[4]	Represents security purchased with the cash collateral received for security on loan.
ADR	American Depositary Receipt.

Summary of Investments by Sector as of September 30, 2010 (Unaudited)	Percentage of Net Assets
Information Technology	23.7%
Consumer Discretionary	16.5
Financials	12.6
Industrials	11.9
Materials	8.7
Energy	6.8
Health Care	5.9
Consumer Staples	4.3
Telecommunication Services	3.4
Cash and Cash Equivalents*	6.2

100.0%

*	Includes short-term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.40%)
Consumer Discretionary (24.74%)
	Casinos & Gaming (5.00%)
4,500	Las Vegas Sands Corp.[1]	$105,514	$156,825
6,120	Penn National Gaming, Inc.[1]	169,369	181,213

		274,883	338,038

	Home Furnishings (1.47%)
1,860	Mohawk Industries, Inc.[1]	90,881	99,138

	Home Improvement Retail (1.07%)
2,950	Lumber Liquidators Holdings, Inc.[1]	65,274	72,481

	Homebuilding (3.02%)
2,825	Brookfield Homes Corp.[1]	19,810	23,137
5,500	Lennar Corp., Cl A	87,781	84,590
5,060	Toll Brothers, Inc.[1]	99,944	96,241

		207,535	203,968

	Hotels, Resorts & Cruise Lines (10.66%)
2,650	Carnival Corp.[2]	101,882	101,257
32,350	Great Wolf Resorts, Inc.[1]	84,881	61,465
3,475	Hyatt Hotels Corp., Cl A1	113,046	129,930
48,000	Mandarin Oriental International, Ltd.[2]	79,017	82,080
13,650	Morgans Hotel Group Co.[1]	78,077	99,918
2,450	Starwood Hotels & Resorts Worldwide, Inc.	102,792	128,747
4,250	Wyndham Worldwide Corp.	116,316	116,748

		676,011	720,145

	Household Appliances (1.78%)
1,965	Stanley Black & Decker, Inc.	107,040	120,415

	Leisure Facilities (1.74%)
3,128	Vail Resorts, Inc.[1]	123,309	117,363

Total Consumer Discretionary		1,544,933	1,671,548

Energy (1.79%)
	Oil & Gas Storage & Transportation (1.79%)
5,000	PAA Natural Gas Storage LP	108,621	120,700

Financials (44.21%)
	Diversified Real Estate Activities (5.33%)
7,255	Brookfield Asset Management, Inc., Cl A2	169,877	205,824
9,392	Coresite Realty Corp.[1]	150,219	153,935

		320,096	359,759

	Diversified REITs (5.44%)
7,500	Colonial Properties Trust	106,976	121,425
1,710	Vornado Realty Trust	117,435	146,256
8,050	Winthrop Realty Trust	98,444	99,498

		322,855	367,179

	Industrial REITs (3.42%)
4,200	AMB Property Corp.	98,989	111,174
10,200	ProLogis	103,509	120,156

		202,498	231,330

	Mortgage REITs (3.23%)
6,500	Annaly Capital Management, Inc.	114,945	114,400
13,600	MFA Financial, Inc.	96,681	103,768

		211,626	218,168

	Office REITs (2.89%)
6,400	Douglas Emmett, Inc.	92,641	112,064
1,315	SL Green Realty Corp.	65,748	83,279

		158,389	195,343

	Real Estate Operating Companies (2.17%)
11,400	Forest City Enterprises, Inc., Cl A1	148,132	146,262

	Real Estate Services (2.04%)
7,550	CB Richard Ellis Group, Inc., Cl A1	105,292	138,014

	Residential REITs (3.24%)
4,184	American Campus Communities, Inc.	112,711	127,361
880	AvalonBay Communities, Inc.	70,677	91,459

		183,388	218,820
	Retail REITs (1.99%)
1,450	Simon Property Group Inc.	114,358	134,473

	Specialized REITs (14.46%)
1,845	Alexandria Real Estate Equities, Inc.[3]	118,039	129,150
3,000	Chesapeake Lodging Trust[3,4,5]	56,400	48,090
950	Digital Realty Trust, Inc.[3]	46,973	58,615
2,450	Entertainment Properties Trust	93,484	105,791
5,800	LaSalle Hotel Properties	129,765	135,662
7,400	Pebblebrook Hotel Trust[1]	143,724	133,274
1,350	Public Storage	114,153	131,004
15,400	U-Store-It Trust	117,745	128,590
2,070	Ventas, Inc.	92,180	106,750

		912,463	976,926

Total Financials		2,679,097	2,986,274

Shares		Cost	Value
Common Stocks (continued)
Health Care (7.66%)
	Health Care Facilities (7.66%)
3,542	Assisted Living Concepts, Inc.[1]	$102,521	$107,818
9,330	Brookdale Senior Living, Inc.[1]	163,984	152,172
27,950	Capital Senior Living Corp.[1]	138,166	148,974
6,350	Emeritus Corp.[1]	124,342	108,331

Total Health Care		529,013	517,295

Industrials (5.03%)
	Building Products (3.24%)
2,500	Armstrong World Industries, Inc.[1]	84,189	103,775
4,500	Owens Corning, Inc.[1]	114,668	115,335

		198,857	219,110

	Construction & Engineering (1.79%)
4,980	AECOM Technology Corp.[1]	138,619	120,815

Total Industrials		337,476	339,925

Information Technology (5.01%)
	Application Software (2.37%)
8,383	RealPage, Inc.[1]	92,725	159,947

	IT Consulting & Other Services (2.64%)
1,745	Equinix, Inc.[1,3]	174,953	178,601

Total Information Technology		267,678	338,548

Telecommunication Services (4.88%)
	Wireless Telecommunication Services (4.88%)
2,750	American Tower Corp., Cl A1	120,760	140,965
4,675	SBA Communications Corp., Cl A1	163,184	188,403

Total Telecommunication Services		283,944	329,368

Utilities (2.08%)
	Electric Utilities (2.08%)
7,250	Brookfield Infrastructure Partners LP2	122,808	140,650

Total Common Stocks		5,873,570	6,444,308

Preferred Stocks (0.65%)
Financials (0.65%)
	Office REITs (0.33%)
890	Corporate Office Property Trust, Series J 7.625%	21,133	22,446

	Retail REITs (0.32%)
850	Kimco Realty Corp., Series G 7.75%	20,761	21,777

Total Preferred Stocks		41,894	44,223

Principal Amount
Short Term Investments (5.31%)
$358,672	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2010, 0.08% due 10/01/2010; Proceeds at maturity – $358,673; (Fully collateralized by U.S. Treasury Note, 3.375% due 11/15/2019; Market value – $381,938)	358,672	358,672

Total Investments (101.36%)		$6,274,136	6,847,203

Liabilities Less Cash and Other Assets (-1.36%)			(92,118)

Net Assets			$6,755,085

Retail Shares (Equivalent to $11.18 per share based on 404,653 shares outstanding)			$4,523,759

Institutional Shares (Equivalent to $11.20 per share based on 199,213 shares outstanding)			$2,231,326

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	At September 30, 2010, the market value of restricted and fair valued securities amounted to $48,090 or 0.71% of net assets. All of these securities are deemed liquid. See Note 5.
[5]	Level 2 or 3 security. See Note 3 regarding Fair Value Measurements.

See Notes to Schedules of Investments.

Baron Select Funds	September 30, 2010

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. Organization

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers four series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Retirement Income Fund and Baron Real Estate Fund, which are non-diversified, and Baron International Growth Fund, which is diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron Retirement Income Fund also intends to make annual distributions equal to a minimum 4% of the Fund’s net assets per share measured as of December 31 of the preceding year. Baron International Growth Fund invests its assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies of any size.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for accounts in the amount of $1 million or more per Fund and are intended for certain financial intermediaries that offer shares through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Investment income, realized and unrealized gains or losses on investment and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. Significant Accounting Policies

a) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At September 30, 2010, Baron International Growth Fund had securities on loan with a value of $605,000 and held $605,000 of short-term investments as collateral for these loans.

c) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. Fair Value Measurements

Fair value is defined by accounting principles generally accepted (“GAAP”) in the United States of America as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, for non-U.S. securities that may be fair valued, repurchase agreements, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

Baron Select Funds	September 30, 2010

The following is a summary of the inputs used as of September 30, 2010 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,544,531,636	$—	$—	$1,544,531,636
Private Equity Investments†	—	—	34,556,987	34,556,987

Total Investments	$1,544,531,636	$—	$34,556,987	$1,579,088,623

	Baron Retirement Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$77,321,537	$—	$—	$77,321,537
Short Term Investments	—	195,381	—	195,381

Total Investments	$77,321,537	$195,381	$—	$77,516,918

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$39,443,701	$—	$—	$39,443,701
Short Term Investments	—	2,909,428	—	2,909,428

Total Investments	$39,443,701	$2,909,428	$—	$42,353,129

For the nine months ended September 30, 2010, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,396,218	$48,090	$—	$6,444,308
Preferred Stocks	44,223	—	—	44,223
Short Term Investments	—	358,672	—	358,672

Total Investments	$6,440,441	$406,762	$—	$6,847,203

†	See Schedule of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2010

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2009	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance as of September 30, 2010	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2010
Private Equity Investments
Consumer Discretionary	$15,600,000	$—	$—	$(3,900,000)	$—	$—	$11,700,000	$(3,900,000)
Financials	18,044,990	—	—	4,811,997	—	—	22,856,987	4,811,997

Total	$33,644,990	$—	$—	$911,997	$—	$—	$34,556,987	$911,997

4. Cost of Investments for Income Tax Purposes

As of September 30, 2010, the components of net assets on a tax basis were substantially as follows:

	Baron Partners Fund	Baron Retirement Income Fund	Baron International Growth Fund	Baron Real Estate Fund
Cost of investments	$1,201,725,154	$59,820,732	$31,469,423	$6,274,136

Unrealized appreciation	431,623,014	18,790,841	11,729,479	676,750
Unrealized depreciation	(54,259,545)	(1,094,655)	(845,773)	(103,683)

Net unrealized appreciation	$377,363,469	$17,696,186	$10,883,706	$573,067

Baron Select Funds	September 30, 2010

5. Restricted Securities

At September 30, 2010, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2010, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

Baron Partners Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	$11,700,000
Windy City Investments Holdings LLC	11/30/07	22,856,987

Total Restricted Securities:		$34,556,987

(Cost $77,319,447) (2.73% of Net Assets)

Baron Real Estate Fund
Name of Issuer	Acquisition Date	Value
Common Stock
Chesapeake Lodging Trust	01/21/10	$48,090

(Cost $56,400) (0.71% of Net Assets)

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	November 19, 2010

CERTIFICATIONS

I, Ronald Baron, certify that:

1.	I have reviewed this report on Form N-Q of Baron Select Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within in those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 19, 2010

/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

I, Peggy Wong, certify that:

1.	I have reviewed this report on Form N-Q of Baron Select Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within in those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 19, 2010

/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer